18. GOODWILL (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	CAD 2,446,603	CAD 2,446,603
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	10.00%	10.75%	10.00%
Terminal year growth rate	2.00%	2.00%	2.50%